Shareholder Report, Holdings (Details) - Fidelity Telecom and Utilities Fund	Jul. 31, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
TI0Member
Holdings [Line Items]
Percent of Net Asset Value	50.50%
TI1Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
TI2Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
TI3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
TI4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
United States
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%